Goodwill	12 Months Ended
Dec. 31, 2021
Changes in goodwill [abstract]
Goodwill
16	Goodwill

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	17,140	17,492
Business combinations	352	1,641
Disposals	—	(12)

At December 31	17,492	19,121

For the purpose of goodwill impairment tests, goodwill was allocated to the group of CGUs that below the level of operating segment of the Group. Goodwill of approximately RMB17.8 billion, mainly arose from the Merger in 2016 (Note 1.1) and the acquired long-form audio company (Note 28(a)) was allocated to the related online music and social entertainment operations acquired and certain other business acquired. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of CGUs or groups of CGUs to their carrying amounts. The recoverable amount of a CGU (or groups of CGUs) is the higher of its fair value less costs of disposal and its value in use.

For online music and social entertainment operations as stated above, value in use using discounted cash flows was calculated based on five-year financial projections with a annual revenue growth of not more than 5%
plus a terminal value related to cash flows beyond the projection period extrapolated at an estimated terminal growth rate of not more than 3% (2020: not more than 3%). Pre-tax discount rate of

14.0% (2020: 13.0%) was applied, which reflected assessment of time value and specific risks relating to the industries that the Group operates in. For the other business, value in use using discounted cash flows was calculated, generally, based on five-year financial projections with an average compound annual revenue growth of not more than 26%
plus an estimated terminal growth rate of not more than 3% (2020: not more than 3%). Pre-tax discount rates of 16.0% (2020: ranging from 15.0%
 to 17.5
%)
were applied, which reflected assessment of time value and specific risks relating to the industries that the Group operates in.
Management leveraged their experiences in the industries and provided forecast based on past performance and their anticipation of future business and market developments.

Management has not identified reasonably possible change in key assumptions that could cause carrying amounts of the above CGUs (or groups of CGUs) to exceed the recoverable amounts as material headroom resulted from the impairment reviews over their respective carrying amounts. No impairment is recognized for the years ended December 31, 2020 and 2021.